Warrant Liabilities (Details) - Schedule of private warrants - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Schedule of private warrants [Abstract]
Balance at beginning			[1]	[1]
Acquired private warrants		7,363
Fair value remeasurement		(251)
Balance at ending	[1]	$ 7,112

[1]	Private warrants include 2,875,000 held by the former SPAC sponsors deposited in an escrow account.